Acquisitions and business combinations (Tables)	12 Months Ended
Dec. 31, 2018
RB (Rocketbank)
Disclosure of detailed information about business combinations
Summary of amounts recognised as of acquisition date

Fair value
Net assets acquired:
Property and equipment	113
Intangible assets	393
Deferred tax asset	3
Other liabilities	(419)
Total identifiable net assets at fair value	90

Consideration paid	183

Goodwill arising on acquisition	93

Summary of consideration transferred

Analysis of cash flows on acquisition for 2018:	Amount
Cash paid to the seller for non-current assets	(83)
Cash paid to the top-management of Rocketbank	(100)
Cash received from the seller	321
Total cash received upon business combination in the year 2018	138

JSC Tochka
Disclosure of detailed information about business combinations
Summary of amounts recognised as of acquisition date

Fair value
Property and equipment	47
Intangible assets	88
Cash, accounts receivable and promissory notes	1,753
Total contributions	1,888
Group’s share (45%)	850
Contribution of the Group	1,117
Loss on set up of associate	(267)

Summary of consideration transferred

Non-monetary assets	125
Monetary assets*	992
Total contribution	1,117
*No cash was paid during 2018.
Flocktory Ltd (Cyprus)
Disclosure of detailed information about business combinations
Summary of amounts recognised as of acquisition date

Fair value
Net assets acquired:
Property and equipment	1
Intangible assets	720
Accounts receivable	26
Cash and cash equivalents	55
Trade and other payables	(21)
Other liabilities	(1)
Total identifiable net assets at fair value	780
Group’s share of net assets (82%)	639
Goodwill arising on acquisition	192

Summary of consideration transferred

Cash consideration paid	794
Cash payable for Flocktory’s stock option plan cancelation*	37
Total purchase consideration transferred	831

*Based on the share purchase agreement (SPA) Qiwi plc is obliged to offer to employee stock option plan (ESOP) participants of Flocktory Ltd cash consideration for cancellation of 504 ESOP rights, 259 of which were cancelled at the date of acquisition (March 22, 2017), 120 offered for cancellation – at March 22, 2018, and 125 to be offered for cancellation at March 22, 2019.